Segments (Summary of Sales Revenue By Similar Product Type) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									4 Months Ended				12 Months Ended
	Mar. 22, 2014		Sep. 07, 2013	Jun. 15, 2013	Mar. 23, 2013		Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Dec. 28, 2013		Dec. 29, 2012		Dec. 28, 2013		Dec. 29, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Sales and other revenue	$ 8,037.7		$ 8,099.2	$ 8,149.8	$ 8,001.2		$ 8,041.3	$ 8,309.6	$ 8,017.2	$ 10,814.7	[1]	$ 10,793.5	[2]	$ 35,064.9		$ 35,161.5		$ 34,655.7
Non-Perishables [Member]
Segment Reporting Information [Line Items]
Sales and other revenue	3,392.0	[3]			3,378.0	[3]								14,811.7	[4]	14,738.0	[4]	14,540.5	[4]
Perishables [Member]
Segment Reporting Information [Line Items]
Sales and other revenue	3,000.2	[5]			2,910.1	[5]								12,809.8	[6]	12,548.1	[6]	12,595.5	[6]
Fuel [Member]
Segment Reporting Information [Line Items]
Sales and other revenue	877.4				959.0									4,168.4		4,594.2		4,230.4
Pharmacy [Member]
Segment Reporting Information [Line Items]
Sales and other revenue	617.1				617.6									2,674.9		2,755.4		2,780.2
Other Products [Member]
Segment Reporting Information [Line Items]
Sales and other revenue	$ 151.0	[7]			$ 136.5	[7]								$ 600.1	[8]	$ 525.8	[8]	$ 509.1	[8]
Product Concentration Risk [Member] | Sales [Member]
Segment Reporting Information [Line Items]
Percentage of total sales and other revenue	100.00%				100.00%									100.00%		100.00%		100.00%
Product Concentration Risk [Member] | Sales [Member] | Non-Perishables [Member]
Segment Reporting Information [Line Items]
Percentage of total sales and other revenue	42.20%	[3]			42.20%	[3]								42.20%	[4]	41.90%	[4]	42.00%	[4]
Product Concentration Risk [Member] | Sales [Member] | Perishables [Member]
Segment Reporting Information [Line Items]
Percentage of total sales and other revenue	37.30%	[5]			36.40%	[5]								36.60%	[6]	35.70%	[6]	36.30%	[6]
Product Concentration Risk [Member] | Sales [Member] | Fuel [Member]
Segment Reporting Information [Line Items]
Percentage of total sales and other revenue	10.90%				12.00%									11.90%		13.10%		12.20%
Product Concentration Risk [Member] | Sales [Member] | Pharmacy [Member]
Segment Reporting Information [Line Items]
Percentage of total sales and other revenue	7.70%				7.70%									7.60%		7.80%		8.00%
Product Concentration Risk [Member] | Sales [Member] | Other Products [Member]
Segment Reporting Information [Line Items]
Percentage of total sales and other revenue	1.90%	[7]			1.70%	[7]								1.70%	[8]	1.50%	[8]	1.50%	[8]

[1]	In the fourth quarter of 2013, the Company recorded a loss on foreign currency translation of $57.4 million and an impairment of notes receivable of $30.0 million.
[2]	In the fourth quarter of 2012, Safeway results included a pre-tax gain from legal settlements of $46.5 million.
[3]	Consists primarily of general merchandise, grocery, meal ingredients, soft drinks and other beverages, snacks and frozen foods.
[4]	Consists primarily of grocery, soft drinks and other beverages, general merchandise, meal ingredients, frozen foods and snacks.
[5]	Consists primarily of produce, dairy, meat, bakery, deli, floral and seafood.
[6]	Consists primarily of produce, meat, dairy, bakery, deli, floral and seafood.
[7]	Consists primarily of wholesale sales and other revenue.
[8]	Consists primarily of wholesale sales, commissions on gift cards and other revenue.